                                   BB&T FUNDS
                        SUPPLEMENT DATED OCTOBER 4, 2004
                                     TO THE
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2004

THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 1, 2004:

Effective immediately, the following information found under the heading "Portfolio Managers" in the "Fund Management" section beginning on page 93 has been changed as follows.

FUNDS OF FUNDS. All decisions for the Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, and Capital Manager Equity Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

Effective August 1, 2004 the following information found under the heading "Portfolio Managers" in the "Fund Management" section beginning on page 92 has been changed as follows.

LARGE COMPANY GROWTH FUND. Paige Henderson has been the portfolio manager of the Large Company Growth Fund since July 2004. Ms. Henderson is a Senior Vice President and has been employed by the Adviser since September 2002. From June 2000 to September 2002, she was a portfolio manager and Manager of Quantitative Research for First Union Group. Prior to June 2000, she was a portfolio manager with Wachovia Securities

Effective July 9, 2004 the following information found under the heading "Portfolio Managers" in the "Fund Management" section beginning on page 92 has been changed as follows.

INTERMEDIATE U.S. GOVERNMENT FUND AND INTERMEDIATE CORPORATE BOND FUND. Brad D. Eppard has been the portfolio manager of the Intermediate U.S. Government Fund since July 2003 and of the Intermediate Corporate Bond Fund since July 2004. Mr. Eppard is a Senior Vice President and portfolio manager with the Adviser, positions he has held since July 2003. From October 2000 to July 2003, Mr. Eppard was a portfolio manager for Legg Mason Wood Walker. From February 2000 to October 2000, Mr. Eppard was a portfolio manager for Wachovia Securities. Prior to that, Mr. Eppard was a portfolio manager at Boatman's Capital Management from April 1997 to January 2000.

Effective April 1, 2004, the following corrects and replaces footnote 3 to the "Fees and Expenses" table for certain Funds on the prospectus pages as indicated below. The corrected numbers appear in bold typeface.

KENTUCKY INTERMEDIATE TAX-FREE FUND (page 41)

     3 The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.45% for the period from February 1, 2004 through January 31, 2005. For the current fiscal year, total actual operating expenses are expected to be less than the amount shown above because of voluntary additional fee waivers or expense reimbursements. With these fee waivers or reimbursements, the Fund's total actual operating expenses for the Institutional Shares are expected to be 0.75%. These voluntary fee waivers or expense reimbursement arrangements may be discontinued at any time.


               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE

                        PROSPECTUS FOR FUTURE REFERENCE.

MARYLAND INTERMEDIATE TAX-FREE FUND (page 43)

     3 The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.45% for the period from February 1, 2004 through January 31, 2005. For the current fiscal year, total actual operating expenses are expected to be less than the amount shown above because of voluntary additional fee waivers or expense reimbursements. With these fee waivers or reimbursements, the Fund's total actual operating expenses for the Institutional Shares are expected to be 0.65%. These voluntary fee waivers or expense reimbursement arrangements may be discontinued at any time.

Effective April 1, 2004, the following replaces the description of the instrument "Municipal Securities" in the table of Investment Practices under "Additional Investment Strategies and Risks" on page 87 of the Prospectus.

------------------------------------------------------------------------------------------------------------------
                                     INSTRUMENT                                         FUND CODE      RISK TYPE
                                     ----------                                         ---------      ---------
------------------------------------------------------------------------------------------------------------------
Municipal Securities:  Securities issued by a state or political subdivision to           9-19           Market
obtain funds for various public purposes. Municipal securities include industrial                        Credit
development bonds and other private activity bonds, as well as general obligation                      Political
bonds, revenue bonds, tax anticipation notes, bond anticipation notes, revenue                            Tax
anticipation notes, project notes, other short-term tax-exempt obligations,                            Regulatory
municipal leases, obligations of municipal housing authorities (single family revenue bonds), and obligations issued on behalf of Section 501(c)(3) organizations.

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation ("COPs");
utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.
------------------------------------------------------------------------------------------------------------------

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                   BB&T FUNDS

                        SUPPLEMENT DATED OCTOBER 4, 2004
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2004

THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED FEBRUARY 1, 2004:

Effective immediately, the following information found under the heading "Portfolio Managers" in the "Fund Management" section beginning on page 115 has been changed as follows.

FUNDS OF FUNDS. All decisions for the Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, and Capital Manager Equity Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

Effective August 1, 2004 the following information found under the heading "Portfolio Managers" in the "Fund Management" section beginning on page 114 has been changed as follows.

LARGE COMPANY GROWTH FUND. Paige Henderson has been the portfolio manager of the Large Company Growth Fund since July 2004. Ms. Henderson is a Senior Vice President and has been employed by the Adviser since September 2002. From June 2000 to September 2002, she was a portfolio manager and Manager of Quantitative Research for First Union Group. Prior to June 2000, she was a portfolio manager with Wachovia Securities.

Effective July 9, 2004 the following information found under the heading "Portfolio Managers" in the "Fund Management" section beginning on page 114 has been changed as follows.

INTERMEDIATE U.S. GOVERNMENT FUND AND INTERMEDIATE CORPORATE BOND FUND. Brad D. Eppard has been the portfolio manager of the Intermediate U.S. Government Fund since July 2003 and of the Intermediate Corporate Bond Fund since July 2004. Mr. Eppard is a Senior Vice President and portfolio manager with the Adviser, positions he has held since July 2003. From October 2000 to July 2003, Mr. Eppard was a portfolio manager for Legg Mason Wood Walker. From February 2000 to October 2000, Mr. Eppard was a portfolio manager for Wachovia Securities. Prior to that, Mr. Eppard was a portfolio manager at Boatman's Capital Management from April 1997 to January 2000.




               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.